Due to (from) Related Parties	12 Months Ended
Feb. 28, 2013
Due to Related Parties [Abstract]
Due to (from) Related Parties

7.	Due to (from) Related Parties

Amounts due to related parties are unsecured, non-interest bearing and have no fixed terms of repayment. During the year ended February 28, 2013, imputed interest at 15%, totaling $56,664 (2012 - $55,944) was charged to operations and treated as donated capital (Note 11). As at February 28, 2013, amounts due to related parties consist of advances or repayments to the President, Chief Executive Officer (“CEO”) and shareholder of the Company and/or companies controlled by the President, CEO and shareholder of the Company.

	February 29, 2012	Advances (Repayment)	February 28, 2013
	$	$	$

Reg Technologies Inc.	1,317	(2,557)	(1,240)
Minewest Silver and Gold Inc.	1,189	(1,189)	-
IAS Energy Group	-	3,371	3,371
JGR Petroleum, Inc.	116,977	-	116,977
John Robertson	28,110	381	28,491
KLR Petroleum Ltd.	129,552	(80,644)	48,908
SMR Investments Ltd.	111,450	30,000	141,450
Teryl Resources Corp.	7,517	(7,517)	-

	396,112	(58,155)	337,957